Related Party Transactions and Balances	12 Months Ended
Nov. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
9.	RELATED PARTY TRANSACTIONS AND BALANCES

Fund advance to director and related parties:

		As of November 30,
	Relationship with the Group	2024	2025	2025
		HK$	HK$	US$
Ms. Wai Lau	Ms. Wai Lau is a director and Controlling Shareholder of the Company	1,556,765	21,264,851	2,730,814
Total		1,556,765	21,264,851	2,730,814

Balances represent amounts due from Ms. Wai Lau, a director and controlling shareholder of the Company. The balances are unsecured, interest-free and repayable on demand.

As of November 30, 2024 and 2025, the amounts due from Ms. Wai Lau were HK$1,556,765 and HK$21,264,851 (US$2,730,814), respectively.

During the year ended November 30, 2025, the Group made payments on behalf of Ms. Wai Lau, resulting in an increase in the outstanding balance. The entire outstanding balance as of November 30, 2025 was fully settled subsequent to the reporting date.

During the year ended November 30, 2025, Shenzhen Huiyue Technology Co., Ltd. became a consolidated subsidiary of the Group. Accordingly, all balances and transactions with Shenzhen Huiyue Technology Co., Ltd. have been eliminated upon consolidation, and no amounts due to or from this entity are presented in the consolidated financial statements as of November 30, 2025.